NET REVENUES - Schedule of net revenues (Details)	9 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
NET REVENUES
Net Revenues	¥ 178,985,729	$ 25,141,976	¥ 167,144,553
Portfolio training services
NET REVENUES
Net Revenues	125,934,123		125,041,473
Research-based learning services
NET REVENUES
Net Revenues	17,217,662		12,555,036
Overseas study counselling services
NET REVENUES
Net Revenues	25,182,446		20,388,702
Other educational services
NET REVENUES
Net Revenues	¥ 10,651,498		¥ 9,159,342